Summary of Significant Accounting Policies (Policies)	12 Months Ended
Aug. 31, 2017
Accounting Policies [Abstract]
Basis of presentation and combination and consolidation

(a) Basis of presentation and combination and consolidation

The combined and consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The Group has considered the Reorganization as a change in reporting entity for a reorganization of entities under common control of the Yang’s Family and hence reflect the Reorganization in a manner similar to the pooling of interests method of accounting and the combined assets, liabilities, revenues and expenses are all reflected under historical cost basis of the Yang’s Family. Accordingly, all financial information presented for the three years ended August 31, 2015, 2016 and 2017 and as of August 31, 2016 and 2017 (prior to the consummation of Reorganization and the incorporation of the Company) was prepared on a combined basis which represents the combined results of operations, financial position and cash flows of all the entities under common control of the Yang’s Family as if the Reorganization occurred on the earliest date during which all the entities were under common control of the Yang’s Family.

Principles of consolidation

(b) Principles of consolidation

The accompanying combined and consolidated financial statements include the financial information of the Company, its subsidiaries and its consolidated variable interest entities (“VIEs”) (collectively the “Group”). All intercompany balances and transactions have been eliminated.

BGY Education Investment Management, its subsidiaries and schools, other affiliated entities and variable interest entities under common control of Yang’s Family are collectively referred to as the “Combined Entities”. The Group’s combined and consolidated financial statements include (i) the combined financial statements of each of the Combined Entities from their respective date of incorporation or date of combination through December 16, 2016 (date of the incorporation of the Company), and (ii) the consolidated financial statements of the Company, its wholly-owned subsidiaries and its consolidated VIEs for the period from December 16, 2016 to August 31, 2017. The combined and consolidated financial statements reflect the operations of the Combined Entities through December 16, 2016 and the Group’s consolidated operations thereafter.

Consolidation of VIEs

PRC laws and regulations currently prohibit foreign ownership of companies and institutions providing compulsory education services at primary and middle school levels, and restrict foreign investment in education services at the kindergarten and high school level. In addition, the PRC government regulates the provision of education services through strict licensing requirements.

Accordingly, the Company, through its wholly owned subsidiary in China (the “WFOE”), Zhuhai Bright Scholar, have entered into the following contractual arrangements with BGY Education Investment, BGY Education Investment’s schools and subsidiaries and BGY Education Investment’s shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receive the economic benefits of the VIE that could be significant to the VIE.

Agreements that provide the Group with effective control over the VIEs include:

Voting Rights Proxy Agreement & Irrevocable Power of Attorney

Under voting right proxy agreement and irrevocable power of attorney, each of the shareholders of BGY Education Investment has executed a power of attorney to grant Zhuhai Bright Scholar the power of attorney to act on his or her behalf on all matters pertaining the BGY Education Investment and to exercise all of his or her rights as a shareholder of BGY Education Investment, including but not limited to convene, attend and vote at shareholders’ meetings, designate and appoint directors and senior management members. The proxy agreement will remain in effect unless Zhuhai Bright Scholar terminates the agreement by giving a prior written notice or gives its consent to the termination by BGY Education Investment.

Exclusive Call Option Agreement

Under the exclusive call option agreement, each of the shareholders of BGY Education Investment granted Zhuhai Bright Scholar or its designated representative(s) an irrevocable and exclusive option to purchase their equity interests in BGY Education Investment when and to the extent permitted by PRC law. Zhuhai Bright Scholar or its designated representative(s) has sole discretion as to when to exercise such options, either in part or in full. Without Zhuhai Bright Scholar’s written consent, the shareholders of BGY Education Investment shall not transfer, donate, pledge, or otherwise dispose any equity interests of BGY Education Investment in any way. The acquisition price for the shares or assets will be the minimum amount of consideration permitted under the PRC law at the time when the option is exercised. The agreement cannot be terminated by BGY Education Investment or their shareholders.

Equity Pledge Agreement

Under the equity pledge agreement, each of the shareholders pledged all of their equity interests in BGY Education Investment to Zhuhai Bright Scholar as collateral to secure their obligations under the equity pledge agreements. If the shareholders of BGY Education Investment breach their respective contractual obligations, Zhuhai Bright Scholar, as pledgee, will be entitled to certain rights, including the right to dispose the pledged equity interests. Pursuant to the agreement, the shareholders of BGY Education Investment shall not transfer, assign or otherwise create any new encumbrance on their respective equity interest in BGY Education Investment without prior written consent of Zhuhai Bright Scholar. The equity pledge right held by Zhuhai Bright Scholar will expire when the shareholders of BGY Education Investment and Zhuhai Bright Scholar have fully performed their respective obligations under the Consulting Services Agreement and Operating Agreement, or the shareholder is no longer a shareholder of BGY Education Investment or the satisfaction of all its obligations by BGY Education Investment under the VIE contractual arrangements.

The agreements that transfer economic benefits of BGY Education Investment to the Group include:

Exclusive Management Services and Business cooperation Agreement

Under the exclusive management services and business cooperation agreement, BGY Education Investment engages Zhuhai Bright Scholar as its exclusive technical and operational consultant and under which Zhuhai Bright Scholar agrees to assist in business development and related services necessary to conduct BGY Education Investment’s operational activities. BGY Education Investment shall not seek or accept similar services from other providers without the prior written approval of Zhuhai Bright Scholar. The agreements will be effective as long as BGY Education Investment exists. Zhuhai Bright Scholar may terminate this agreement at any time by giving a prior written notice to BGY Education Investment.

Under the above agreements, the shareholders of BGY Education Investment irrevocably granted Zhuhai Bright Scholar the power to exercise all voting rights to which they were entitled. In addition, Zhuhai Bright Scholar has the option to acquire all of the equity interests in BGY Education Investment, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration. Finally, Zhuhai Bright Scholar is entitled to receive service fees for certain services to be provided to BGY Education Investment.

The Call Option Agreement and Voting Rights Proxy Agreement provide the Group with effective control over the BGY Education Investment, while the Equity Interest Pledge Agreements secure the obligations of the shareholders of BGY Education Investment under the relevant agreements. Because the Group, through Zhuhai Bright Scholar, has (i) the power to direct the activities of BGY Education Investment, that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from BGY Education Investment, the Group is deemed the primary beneficiary of BGY Education Investment. Accordingly, the Company consolidates and combines BGY Education Investment’s financial results of operations, assets and liabilities in the Group’s consolidated and combined financial statements.

The Group believes that the contractual arrangements with the VIEs are in compliance with the PRC law and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

•	BGY Education Investment and their shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual arrangements. If the Group cannot resolve any conflicts of interest or disputes between the Group and the shareholders of BGY Education Investment, the Group would have to rely on legal proceedings, which could result in disruption of its business, and there may be substantial uncertainty as to the outcome of any such legal proceedings.

•	BGY Education Investment and their shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIE or the Group, mandate a change in ownership structure or operations for the VIE or the Group, restrict the VIE or the Group’s use of financing sources or otherwise restrict the VIEs or the Group’s ability to conduct business.

•	The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIEs have failed to comply with the legal obligations required to effectuate such contractual arrangements.

•	If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government may restrict or prohibit the Group’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China.

The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Group may not be able to consolidate BGY Education Investment in its combined and consolidated financial statements as it may lose the ability to exert effective control over BGY Education Investment and their shareholders, and it may lose the ability to receive economic benefits from BGY Education Investment.

The following amounts and balances of BGY Education Investment were included in the Group’s combined and consolidated financial statements after the elimination of intercompany balances and transactions.

	As at August 31
	2016	2017
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	355,830	777,964
Restricted cash	6,433	13,662
Held-to-maturity investments	30,500	6,390
Accounts receivable	2,066	20
Amounts due from related parties	138,091	7,940
Other receivables, deposits and other assets	28,996	26,307
Inventories	9,580	8,598

Total current assets	571,496	840,881

Property and equipment, net	431,324	412,849
Land use right, net	35,667	34,694
Intangible assets, net	23,702	21,177
Goodwill	102,332	104,035
Prepayment for construction contract	2,421	5,490
Deferred tax assets, net	26,942	25,337
Other non-current assets	44,627	43,660

TOTAL ASSETS	1,238,511	1,488,123

LIABILITIES
Current liabilities
Accounts payable	(63,605)	(50,899)
Amounts due to related parties	(64,988)	(62,138)
Accrued expenses and other current liabilities	(200,092)	(255,859)
Income tax payable	(16,169)	(13,958)
Current portion of deferred revenue	(664,201)	(761,876)

Total current liabilities	(1,009,055)	(1,144,730)
Deferred tax liabilities, net	(5,924)	(5,294)
Deferred revenue	(1,202)	—
Other non-current liabilities	(58,696)	(59,806)

TOTAL LIABILITIES	(1,074,877)	(1,209,830)

	For the year ended August 31,
	2015	2016	2017
	RMB	RMB	RMB
Total revenue	745,850	1,040,329	1,320,421
Net (loss) income	(39,912)	3,530	34,447
Net cash provided by operating activities	134,887	207,501	466,704
Net cash (used in) provided by investing activities	(154,381)	182,783	(38,909)
Net cash provided by (used in) financing activities	115,614	(272,269)	1,568
Net increase in cash and cash equivalent	96,120	118,015	429,363
Cash and cash equivalent at beginning of year	148,128	244,248	362,263
Cash and cash equivalent at end of year	244,248	362,263	791,626

BGY Education Investment contributed 100%, 100% and 99.4% of the Group’s combined and consolidated revenue for three years ended August 31, 2015, 2016 and 2017. As of August 31, 2016 and 2017, BGY Education Investment accounted for an aggregate of 99.9% and 55.39%, respectively, of the audited combined total assets, and 99.5% and 90.34%, respectively, of the combined total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to BGY Education Investment. However, if BGY Education Investment were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of BGY Education Investment or entrustment loans to BGY Education Investment.

The Group believes that there are no assets held in the BGY Education Investment that can be used only to settle obligations of BGY Education Investment, except for registered capital and the PRC statutory reserves. As the BGY Education Investment is incorporated as a limited liability company under the PRC Company Law, creditors of the BGY Education Investment do not have recourse to the general credit of the Company for any of the liabilities of the BGY Education Investment. Relevant PRC laws and regulations restrict BGY Education Investment from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 22 for disclosure of restricted net assets.

Use of estimates

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include assessment of realization of deferred tax assets, impairment assessment of long-lived assets, valuation of share-based compensation and goodwill and assumptions used to determine the fair value of the assets acquired through business combination. Actual results may differ materially from those estimates.

Fair value

(d) Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, other receivables, deposits, accounts payable, amounts due to related parties and other current liabilities are recorded at cost which approximates their fair value due to the short-term nature of these instruments.

Foreign currency translation

(e) Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the affiliates incorporated outside the mainland China are the United States dollar (“US dollar” or “US$”). The functional currency of all the other subsidiaries and the VIEs is RMB.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates.

Foreign currency risk

(f) Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents, restricted cash, and term deposits denominated in RMB amounted to RMB 362,451 and RMB 796,587 as of August 31, 2016 and 2017, respectively.

Convenience translation

(g) Convenience translation

The Group’s business is primarily conducted in China and almost all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the then current exchange rates, for the convenience of the readers. Translations of balances in the combined and consolidated balance sheets, and the related combined and consolidated statements of operations, shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended August 31, 2017 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB 6.5888, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on August 31, 2017. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on August, 2017, or at any other rate.

Cash and cash equivalents

(h) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and principal-secured floating rate financial instruments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased. The carrying value of cash equivalents approximates market value.

Restricted cash

(i) Restricted cash

The Group’s restricted cash mainly represents (a) deposit held in a designated bank account for the sole purpose of business operation including the establishment of new schools and subsidiaries; and (b) deposit restricted as to withdrawal or use under government regulations. Restricted cash is classified as current based on respective agreements with the banks and governing authorities, the term of which are 12 months or less.

Held-to-maturity investments

(j) Held-to-maturity investments

Financial investments consist of one held-to-maturity investment with an original maturity term of six months. The Group’s held-to-maturity investments are classified as current investments on the consolidated balance sheets as of August 31, 2017 since the term of certain investments will be matured within one year. The held-to-maturity investments are stated at their amortized costs.

The Group reviews its held-to-maturity investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the cost of an investment exceeds the investments fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Groups intent and ability to hold the investments. OTTI is recognized as a loss in the combined and consolidated statement of operations.

Inventories	(k) Inventories Inventories are stated at the lower of cost or net realizable value.
Property and equipment, net

(l) Property and equipment, net

Property and equipment is generally stated at historical cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Depreciation expense is included in either cost of revenue or selling, general and administrative expenses, as appropriate. Property, and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20 - 40 years
Leasehold improvement	3 - 5 years or the lesser of remaining life of lease
Motor vehicles	4 - 10 years
Electronic equipment	5 - 10 years
Office equipment	3 - 5 years
Other equipment	3 - 5 years
Others	3 years

Land use right, net

(m) Land use right, net

Land use right is recorded at cost less accumulated amortization. Amortization is provided over the term of the land use right agreement on a straight-line basis over the term of the agreement, which is 40 years.

Construction in progress

(n) Construction in progress

The Group constructs certain of its property. In addition to cost under the construction contracts, external costs, including consulting fee directly related to the construction of such facilities, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.

Impairment of long-lived assets

(o) Impairment of long-lived assets

The Group evaluates the recoverability of long-lived assets with determinable useful lives whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require judgment and actual results may differ from assumed and estimated amounts. No impairment loss was recognized for the years ended August 31, 2015, 2016 and 2017.

Goodwill and intangible assets

(p) Goodwill and intangible assets

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of businesses acquired. Intangible assets with finite lives are amortized over their estimated useful lives. The useful life of an intangible asset is the period over which the asset is expected to contribute directly or indirectly to future cash flows.

Goodwill is tested for impairment annually at the end of the fourth quarter, or sooner if impairment indicators arise. In the evaluation of goodwill for impairment, the company may perform a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is not, no further analysis is required. If it is, a prescribed two-step goodwill impairment test is performed to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized for that reporting unit, if any.

The first step in the two-step impairment test is to identify if a potential impairment exists by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The fair value of a reporting unit is estimated by applying valuation multiples and/or estimating future discounted cash flows. The selection of multiples is dependent upon assumptions regarding future levels of operating performance as well as business trends and prospects, and industry, market and economic conditions. When estimating future discounted cash flows, we consider the assumptions that hypothetical marketplace participants would use in estimating future cash flows. In addition, where applicable, an appropriate discount rate is used, based on an industry-wide average cost of capital or location-specific economic factors. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered to have a potential impairment and the second step of the impairment test is not necessary. However, if the carrying amount of a reporting unit exceeds its fair value, the second step is performed to determine if goodwill is impaired and to measure the amount of impairment loss to recognize, if any.

The second step compares the implied fair value of goodwill with the carrying amount of goodwill. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination (i.e., the fair value of the reporting unit is allocated to all the assets and liabilities, including any unrecognized intangible assets, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price paid to acquire the reporting unit). If the implied fair value of goodwill exceeds the carrying amount, goodwill is not considered impaired. However, if the carrying amount of goodwill exceeds the implied fair value, an impairment loss is recognized in an amount equal to that excess.

Based on the results of annual goodwill impairment tests, as of testing date, no impairment indicators were noted for all the periods presented.

Acquired intangible assets other than goodwill consist of trademarks and brand and core curriculum are carried at cost, less accumulated amortization and impairment. The amortization periods by major intangible asset classes are as follows:

Trademarks & brand	10 years
Core curriculum	10 years

Revenue recognition

(q) Revenue recognition

Revenue is recognized when persuasive evidence that an arrangement exists, delivery of the product or service has occurred, the selling price is both fixed and determinable and collection is reasonably assured. Revenue is measured at the fair value of the consideration received or receivable and represents amounts receivable for goods sold and services provided in the normal course of business, net of returns, discounts, and sales related tax. The primary sources of the Group’s revenues are as follows:

Educational programs and services

Service income includes tuition fees and boarding fees from international schools and bilingual schools of the Group and tuition fees from kindergartens of the Group.

Tuition and boarding fees received are generally paid in advance prior to the beginning of each semester, and are initially recorded as deferred revenue. In very limited circumstances students may, with special approval of the management, receive education first and pay their tuition in arrears later. Tuition and boarding fees are recognized proportionately over the relevant period of the applicable program. The portion of tuition and boarding payments received from students but not earned is recorded deferred revenue and is reflected as a current liability as such amounts represent revenue that the Group expects to earn within one year. The academic year of the Group’s school is generally from September to January of the following year and from March to July.

Educational materials

Revenue attributable to educational materials is recognized upon the delivery of the products to the students, which is when the risks and rewards have been transferred to the students.

Training course and program fees

Revenue derived from providing language training and other programs is recognized proportionally as the Group deliver these services over the period of the course.

Cost of revenues

(r) Cost of revenues

Cost of revenues consists of the following:

•	staff costs, which primarily consist of salaries and other benefits for the teachers,

•	education expenses, which primarily consist of expenses related to educational activities, including teaching material expenses, scholarships and student activity expenses,

•	utilities and maintenance costs for the schools, and

•	cost of goods sold for ancillary services, which primarily consist of cost of goods sold at the on-campus canteens.

Government Subsidies

(s) Government Subsidies

The Group recognizes government subsidies as other operating income when they are received because they are not subject to any past or future conditions, there are no performance conditions or conditions of use, and they are not subject to future refunds. Government subsidies received and recognized as other operating income totaled RMB 371, RMB 2,474 and RMB 2,099 for the years ended August 31, 2015, 2016 and 2017, respectively.

Income Taxes

(t) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. Valuation allowances are established when necessary to reduce deferred tax assets for amounts more likely than not to be realized.

The determination of our provision for income taxes requires significant judgment, the use of estimates, and the interpretation and application of complex tax laws. Significant judgment is required in assessing the timing and amounts of deductible and taxable items.

The Group record unrecognized tax benefit liabilities for known or anticipated tax issues based on our analysis of whether, and the extent to which, additional taxes will be due. The Group accrues interest and penalties related to unrecognized tax benefits in other liabilities and recognizes the related expense in income tax expense.

Employee Benefits

(u) Employee Benefits

Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in profit or loss in the period during which services are rendered by employees. Pursuant to the relevant labor rules and regulations in the PRC, the Group participates in defined contribution retirement schemes (the “Schemes”) organized by the relevant local government authorities for its eligible employees whereby the Group is required to make contributions to the Schemes at certain percentages of the deemed salary rate announced annually by the local government authorities.

The Group provides housing subsidies benefit for certain employees of GCGS. The Group estimates the expenses and related costs on the basis of the probability of the eligibility of GCGS’s employees, the average tenure and reasonable discount rates.

The Group has no other material obligation for payment of pension benefits associated with those schemes beyond the annual contributions described above.

Share-based compensation

(v) Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

The estimate of forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ, from such estimates. Changes in estimated forfeiture rate will be recognized through a cumulative catch-up adjustment in the period of change.

Comprehensive income

(v) Comprehensive income

Comprehensive income is defined to include all changes in equity from transactions and other events and circumstances from non-owner sources. For the years presented, the Group’s comprehensive income includes net income and foreign currency translation adjustments and is presented in the combined and consolidated statements of comprehensive income.

Contingent Liabilities

(x) Contingent Liabilities

The Group is subject to lawsuits, investigations and other claims related to the operation of our schools, environmental, product, taxing authorities and other matters, and are required to assess the likelihood of any adverse judgments or outcomes to these matters, as well as potential ranges of probable losses and fees.

A determination of the amount of accruals and disclosures required, if any, for these contingencies is made after considerable analysis of each individual issue. The Group accrues for contingent liabilities when an assessment of the risk of loss is probable and can be reasonably estimated. The Group discloses contingent liabilities when the risk of material loss is at least reasonably possible or probable.

The contingent liabilities contain uncertainties because the eventual outcome will result from future events. The determination of accruals and any reasonably possible losses in excess of those accruals require estimates and judgments related to future changes in facts and circumstances, interpretations of the law, the amount of damages or fees, and the effectiveness of strategies or other factors beyond the Group’s control. If actual results are not consistent with the Group’s estimates or assumptions, the Group may be exposed to gains or losses that could be material.

Operating leases

(y) Operating leases

Leases where substantially all the rewards and risks of the ownership of the assets remain with the leasing companies are accounted for as operating leases. Payments made for the operating leases are charged to the combined statements of operations on a straight-line basis over the lease term and have been included in the operating expenses in the combined statements of operations.

Concentration of credit risk

(z) Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents and restricted cash. As of August 31, 2017, substantially all of the Group’s cash and cash equivalents, and term deposits were deposited with financial institutions with high-credit ratings and quality.

Earnings per Share

(aa) Earnings per Share

Basic and diluted earnings per share is computed by dividing earning attributable to holders of ordinary shares by the weighted average number of ordinary shares by the weighted average number of the ordinary shares outstanding during the period. During the three years ended August 31, 2015, 2016, 2017, the Company has no potentially dilutive ordinary shares and hence, the basic and diluted EPS are equal for the periods presented.

Recent Accounting Pronouncements

(ab) Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (or “FASB”) issued Accounting Standards Updates (or “ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), to clarify the principles of recognizing revenue and create common revenue recognition guidance between U.S. GAAP and International Financial Reporting Standards (“IFRS”). An entity has the option to apply the provisions of ASU 2014-09 either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying this standard recognized at the date of initial application. ASU2014-09 is effective for fiscal years and interim periods within those years beginning after December 15, 2016, and early adoption is not permitted. In August, 2015, the FASB updated this standard to ASU 2015-14, the amendments in this Update defer the effective date of Update 2014-09, that the Update should be applied to annual reporting periods beginning after December 15, 2017 and earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company is in the process of evaluating the impact of the standard on its combined and consolidated financial statements.

In July 2015, the FASB issued Accounting Standards Update 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory (ASU 2015-11). Topic 330 currently requires an entity to measure inventory at the lower of cost or market, with market value represented by replacement cost, net realizable value or net realizable value less a normal profit margin. ASU 2015-11 requires an entity to measure inventory at the lower of cost or net realizable value. The new guidance is effective for fiscal years and interim periods within those years beginning after December 15, 2016. The amendments in the ASU should be applied prospectively with early application permitted as of the beginning of an interim or annual reporting period. The Company has early adopted the amendments during the fiscal year ended August 31, 2016.

In February 2016, the FASB issued ASU 2016-02 related to Leases. Under the new guidance, lessees will be required to recognize all leases (with the exception of short-term leases) at the commencement date including a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Lessees (for capital and operating leases) and must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees may not apply a full retrospective transition approach. Public business entities should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years (i.e., January 1, 2019, for a calendar year entity). Early application is permitted. The Company is in the process of evaluating the impact of the standard on its combined and consolidated financial statements.

In May 2016, the FASB issued ASU 2016-12 Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients. The amendments in this Update do not change the core principle of the guidance in Topic 606. Rather, the amendments in this Update affect only the narrow aspects of Topic 606. The areas improved include: (1) Assessing the Collectability Criterion in Paragraph 606-10-25-1(e) and Accounting for Contracts That Do Not Meet the Criteria for Step 1; (2) Presentation of Sales Taxes and Other Similar Taxes Collected from Customers; (3) Noncash Consideration; (4) Contract Modifications at Transition; (5) Completed Contracts at Transition; and (6) Technical Correction. The effective date and transition requirements for the amendments in this Update are the same as the effective date and transition requirements for Topic 606 (and any other Topic amended by Update 2014-09). The Company is in the process of assessing the impact of this ASU on its combined and consolidated financial statements.

In August 2016, the FASB issued new pronouncements ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The amendments in this Update provide guidance on the following specific cash flow issues such as: (1) Contingent Consideration Payments Made After a Business Combination; (2) Distributions Received from Equity Method Investees. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. An entity that elect early adoption must adopt all of the amendments in the same period. The Group is in the process of evaluating the impact of this ASU to its combined and consolidated financial statements.

In October 2016, the FASB issued ASU 2016-16, “Income Taxes (Topic 740)”. Current GAAP prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. Under the new standard, an entity is to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The new standard does not include new disclosure requirements; however, existing disclosure requirements might be applicable when accounting for the current and deferred income taxes for an intra-entity transfer of an asset other than inventory. The new standard is effective for annual periods beginning after December 15, 2017, including interim reporting periods within those annual periods. This guidance will be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Group does not anticipate that the adoption of ASU 2016-16 will have a material impact on the combined and consolidated financial statements.

In October 2016, the FASB issued ASU 2016-17, “Consolidation (Topic 810): Interests Held through Related Parties That Are under Common Control”. The standard amends the consolidation guidance on how a reporting entity that is the single decision maker of a variable interest entity (VIE) should treat indirect interests in the entity held through related parties that are under common control with the reporting entity when determining whether it is the primary beneficiary of that VIE. Under the amendments, a single decision maker is not required to consider indirect interests held through related parties that are under common control with the single decision maker to be the equivalent of direct interests in their entirety. Instead, a single decision maker is required to include those interests on a proportionate basis consistent with indirect interests held through other related parties. The amendments are effective for fiscal years beginning after December 15, 2016, and interim periods within fiscal years beginning after December 15, 2017. Early adoption is permitted, including adoption in an interim period. The Company is in the process of evaluating the impact of the standard on its combined and consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash.” The amendments in this Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. The Company early adopted the amendments for the fiscal year ended August 31, 2016, and each of the prior periods presented were retrospectively adjusted. As of August 31, 2016 and 2017, restricted cash of RMB 6,433 and RMB 13,662, is included in cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.

In January 2017, the FASB issued ASU 2017-01: Business Combinations (Topic 805): Clarifying the Definition of a Business. The Update requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This screen reduces the number of transactions that need to be further evaluated. If the screen is not met, the amendments in this Update (1) require that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and (2) remove the evaluation of whether a market participant could replace missing elements. Public business entities should apply the amendments in this Update to annual periods beginning after December 15, 2017, including interim periods within those periods. Early application of the amendments in this Update is allowed. The amendments in this Update should be applied prospectively on or after the effective date. No disclosures are required at transition. The Group is in the process of evaluating the impact of the Update on its combined and consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, “Simplifying the Test for Goodwill Impairment.” Under the new accounting guidance, an entity will no longer determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. Instead, an entity will perform its goodwill impairment tests by comparing the fair value of a reporting unit with its carrying amount. An entity will recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value but not to exceed the total amount of the goodwill of the reporting unit. In addition, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment, if applicable. The provisions of the new accounting guidance are required to be applied prospectively. The new accounting guidance is effective for the Company for goodwill impairment tests performed in fiscal years beginning after December 15, 2019. Early adoption is permitted for goodwill impairment tests performed after January 1, 2017. The Company is in the process of assessing the impact on its combined and consolidated financial statements from the adoption of the new guidance.

In February, 2017, the FASB issued a new pronouncement, ASU 2017-05, “Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets”, which clarifies the scope of the board’s guidance on nonfinancial asset derecognition (ASC 610-20) as well as the accounting for partial sales of nonfinancial assets. The ASU conforms the derecognition guidance on nonfinancial assets with the model for transactions in the new revenue standard (ASC 606, as amended). The ASU clarifies that ASC 610-20 applies to the derecognition of all nonfinancial assets and in-substance nonfinancial assets. While the guidance in ASC 360-20 contained references to in-substance assets (e.g., in-substance real estate), it would not have applied to transactions outside of real estate. The FASB therefore added the definition of an in-substance nonfinancial asset to the ASC master glossary. Further, the ASU amends the industry-specific guidance in ASC 970-323 to align it with the requirements in ASC 606 and ASC 610-20. It also eliminates ASC 360-20 as well as the initial-measurement guidance on nonmonetary transactions in ASC 845-10-30 to simplify the accounting for partial sales (i.e., entities would use the same guidance to account for similar transactions) and to remove inconsistencies between ASC 610-20 and the noncash consideration guidance in the new revenue standard. As a result of these changes, any transfer of a nonfinancial asset in exchange for the non-controlling ownership interest in another entity (including a non-controlling ownership interest in a joint venture or other equity method investment) should be accounted for in accordance with ASC 610-20. The effective date of the new guidance is aligned with the requirements in the new revenue standard, which is effective for public entities for annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2017. If the entity decides to early adopt the ASU’s guidance, it must also early adopt ASC 606 (and vice versa). The Company is in the process of assessing the impact on its combined and consolidated financial statements from the adoption of the new guidance.

In March, 2017, the FASB issued a new pronouncement, ASU 2017-08, “Premium Amortization on Purchased Callable Debt Securities” which is intended to enhance “the accounting for the amortization of premiums for purchased callable debt securities.” Specifically, the ASU shortens the amortization period for certain investments in callable debt securities purchased at a premium by requiring that the premium be amortized to the earliest call date. The ASU is being issued in response to concerns from stakeholders that “current GAAP excludes certain callable debt securities from consideration of early repayment of principal even if the holder is certain that the call will be exercised.” The ASU’s amendments are effective for public business entities for annual periods, including interim periods within those annual periods, beginning after December 15, 2018. Early adoption is permitted. The Company is in the process of assessing the impact on its combined and consolidated financial statements from the adoption of the new guidance.